Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue		$ 1,435,740	$ 442,789
Cost of revenue		(1,903,475)	(303,646)
Gross (loss)/profit		(467,735)	139,143
Operating expenses:
Research and development expenses		(1,103,549)	(124,734)	(601,945)
Selling, general and administrative expenses		(6,472,656)	(2,433,041)	(1,050,941)
Share-based compensation expense		(5,053,715)	(2,766,817)	(145)
Total operating expenses		(12,629,920)	(5,324,592)	(1,653,031)
Loss from operations		(13,097,655)	(5,185,449)	(1,653,031)
Other income (expense):
Interest income		20,689	230	357
Interest expenses		(130,631)	(63,386)	(7,107)
Other (expenses)/income, net		(197,557)	(137,418)	3,647
Total other expenses, net		(307,499)	(200,574)	(3,103)
Loss before income taxes		(13,405,154)	(5,386,023)	(1,656,134)
Current tax expense			31,512	12,859
Deferred tax expense (benefit)		873,102	(716,922)	(296,444)
Total provision for (benefit from) income taxes		873,102	(685,410)	(283,585)
Net loss		(14,278,256)	(4,700,613)	(1,372,549)
Other comprehensive (loss) income
Foreign currency translation adjustment		(458,485)	(518,977)	38,351
Total comprehensive loss		$ (14,736,741)	$ (5,219,590)	$ (1,334,198)
Loss per share:
Basic (in Dollars per share)	[1]	$ (0.45)	$ (0.18)	$ (0.06)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares)	[1]	31,794,580	26,581,556	21,165,754
Third Parties
Revenue		$ 1,435,740	$ 414,478
Related Party
Revenue			$ 28,311

[1]	Giving retroactive effect to the 1 for 2 share split effected on September 1, 2023.